Shareholders' Equity - Narrative (Details)	12 Months Ended
	Jun. 30, 2019 USD ($) vote $ / shares shares	Jun. 30, 2018 USD ($) shares		Jun. 30, 2017 USD ($)		Jun. 30, 2016 USD ($)	[1]
Disclosure of classes of share capital [line items]
Capital reserves	$ 565,467,000	$ 907,320,000	[1]	$ 902,693,000	[1]	$ 735,253,000
RSUs
Disclosure of classes of share capital [line items]
Number of shares outstanding subject to forfeiture or repurchase (shares) | shares	911,367	827,871
Merger reserve [member]
Disclosure of classes of share capital [line items]
Capital reserves	$ 35,000,000	$ 35,000,000		35,000,000
Capital redemption reserve
Disclosure of classes of share capital [line items]
Capital reserves	98,000	98,000		98,000
Capital redemption and merger reserves
Disclosure of classes of share capital [line items]
Capital reserves	$ 34,900,000	$ 34,900,000		$ 34,900,000
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (USD per share) | $ / shares	$ 0.10
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Automatic conversion, percentage of total shares outstanding (less than 10%)	10.00%
Optional conversion, percentage of conversion consent (more than 66.66%)	66.66%
Ordinary stock, voting rights per share | vote	10
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Shares issued upon conversion (shares) | shares	1
Ordinary stock, voting rights per share | vote	1

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.